Selected Quarterly Financial Information (unaudited)	12 Months Ended
Apr. 24, 2016
Selected Quarterly Financial Information (unaudited)
Selected Quarterly Financial Information (unaudited)

17. Selected Quarterly Financial Information (unaudited)

Our selected quarterly financial information includes reclassifications for amounts shown in our previously filed reports on Forms 10-Q to reflect the discontinued operations presentation for our Natchez, Mississippi property which was classified as discontinued operations during the quarter ended July 26, 2015. As a result of the announced sales of our Lake Charles, Louisiana and Marquette, Iowa properties during fiscal 2017, this financial information is recast to present the operations of these properties as discontinued operations for all periods presented.

	Fiscal Quarters Ended
	July 26,	October 25,	January 24,	April 24,
	2015	2015	2016	2016
Net revenues	$208,229	$200,453	$196,524	$226,531
Operating income	26,635	23,651	23,118	39,663
Income from continuing operations	5,456	5,834	5,453	21,462
Income (loss) from discontinued operations, net of income taxes	(2,312)	5,616	1,162	3,533
Net income	3,144	11,450	6,615	24,995
Earnings (loss) per common share basic:
Income from continuing operations	$0.13	$0.14	$0.13	$0.53
Income (loss) from discontinued operations, net of income taxes	(0.05)	0.14	0.03	0.08

Net income	$0.08	$0.28	$0.16	$0.61

Earnings (loss) per common share diluted:
Income from continuing operations	$0.13	$0.14	$0.13	$0.52
Income (loss) from discontinued operations, net of income taxes	(0.05)	0.14	0.03	0.08

Net income	$0.08	$0.28	$0.16	$0.60

Weighted average basic shares	40,580,806	40,697,797	40,730,065	40,755,048
Weighted average dilutive shares	41,205,520	41,353,544	41,378,792	41,351,978

	Fiscal Quarters Ended
	July 27,	October 26,	January 25,	April 26,
	2014	2014	2015	2015
Net revenues	$197,873	$196,432	$199,880	$228,653
Operating income	17,257	19,009	25,165	31,780
Income (loss) from continuing operations	(4,708)	(2,783)	3,606	(883)
Income (loss) from discontinued operations, net of income taxes	2,391	1,762	1,817	3,975
Net income (loss)	(2,317)	(1,021)	5,423	3,092
Earnings (loss) per common share basic:
Income (loss) from continuing operations	$(0.12)	$(0.07)	$0.09	$(0.02)
Income (loss) from discontinued operations, net of income taxes	0.06	0.04	0.05	0.10

Net income (loss)	$(0.06)	$(0.03)	$0.14	$0.08

Earnings (loss) per common share diluted:
Income (loss) from continuing operations	$(0.12)	$(0.07)	$0.09	$(0.02)
Income (loss) from discontinued operations, net of income taxes	0.06	0.04	0.04	0.10

Net income (loss)	$(0.06)	$(0.03)	$0.13	$0.08

Weighted average basic shares	39,827,889	39,932,856	40,028,776	40,033,404
Weighted average dilutive shares	39,827,889	39,932,856	40,336,663	40,033,404

A summary of certain revenues and expenses from our continuing operations impacting our quarterly financial results is as follows:

(1)	During the first quarter of fiscal 2016, we incurred a loss on extinguishment of debt of $2,966 related to the redemption of our 7.75% Senior Notes in May 2016.

(2)	During the fourth quarter of fiscal 2016, we incurred $153 of expense related to the preopening of our Bettendorf property and $770 of expense related to an executive’s exit agreement.

(3)

During the first quarter of fiscal 2015, we incurred $1,013 of expense related to opposing the proposed Colorado gaming expansion referendum and $2,259 of severance expense related to restructuring at the corporate office.

(4)

During the second quarter of fiscal 2015, we incurred $3,044 of expense related to opposing the proposed Colorado gaming expansion referendum and recorded a favorable property tax settlement related to our Waterloo property of $1,225.

(5)	During the fourth quarter of fiscal 2015, we recorded impairment charges of $9,000 related to our long-lived assets at Nemacolin and $13,757 of loss on early extinguishment of debt.